Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements

Note 12. Fair Value Measurements

The following table sets forth by level, within the fair value hierarchy, the liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Revenue Interest Obligation*	—	—	19,290	19,290
Total	$—	$—	$19,290	$19,290

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Revenue Interest Obligation*	—	—	14,906	14,906
Total	$—	$—	$14,906	$14,906

*Net Present Value; see discussion of value below

The Company has estimated the value of the Revenue Interest Obligation, including contingent milestone payments and estimated sales-based payments, based on assumptions related to future sales of the acquired products. At each reporting period, the value of the Revenue Interest Obligation is re-measured based on current estimates of future payments, with changes to be recorded in the consolidated statements of operations using the catch-up method. In connection with our estimation at December 31, 2022, it was determined that the estimated future payments, discounted at the original discount rate, had decreased since the prior estimates. Such decrease was primarily the result of anticipated changes to our strategic partnerships relative to sales of both our CanGaroo and cardiovascular product lines that will impact the timing and extent of such sales and, thereby, will reduce expected future payments to Ligand. The change to estimated future payments yielded a reduction to the total Revenue Interest Obligation of approximately $5.0 million for the year ended December 31, 2022 with such amount recognized as a gain in Other income, net in our consolidated statement of operations. There was no change to estimated future payments during the year ended December 31, 2021 and thus, no re-measurement gain or loss was recognized.

The following table provides a rollforward of the aggregate fair value of the Revenue Interest Obligation categorized with Level 3 inputs for the years ended December 31, 2022 and 2021 (in thousands):

Balance as of January 1, 2021	$19,383
Payments on Revenue Interest Obligation	(2,747)
Interest accrued to Revenue Interest Obligation	2,654
Balance as of December 31, 2021	$19,290
Payments on Revenue Interest Obligation	(2,075)
Interest accrued to Revenue Interest Obligation	2,653
Gain on revaluation of revenue interest obligation	(4,962)
Balance as of December 31, 2022	$14,906